Investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Additions and subscriptions	€ 1,213	€ 1,607
Share of loss of equity-accounted investments	281	285
Deduction for dividends	€ 2,000	1,194
Percentage of reasonable changes in cost of capital	1.00%
Other investments	€ 1,256	1,202	€ 1,294
Share of profit of equity-accounted investments	1,622	2,163
Change in the scope of consolidation	(211)	(1,827)
Other changes	€ 607	6,220
North Field East project (NFE)
Investments
Proportion of ownership interest acquired	3.125%
Nigeria LNG Ltd
Investments
Other investments	€ 642	668
Saudi European Petrochemical Co
Investments
Other investments	121	108
Darwin LNG Pty Ltd
Investments
Other investments	€ 78	€ 71
QatarEnergy LNG NFE (5) [member] | North Field East project (NFE)
Investments
Proportion of ownership interest acquired	12.50%
Novamont group
Investments
Change in the scope of consolidation	€ 227
Snam Group [Member] | SeaCorridor Srl
Investments
Proportion of ownership interest in joint venture		50.10%
Equity interest disposed (as a percent)	49.90%
Associates | QatarEnergy LNG NFE (5) [member]
Investments
Additions and subscriptions	€ 154
Proportion of ownership interest acquired	25.00%
Associates | Abu Dhabi Oil Refining Co (Takreer)
Investments
Deduction for dividends	€ 277
Share of profit of equity-accounted investments	296
Associates | Var Energi ASA
Investments
Deduction for dividends	640
Share of profit of equity-accounted investments	356
Difference amount between market capitalization of investee and book value of corresponding fraction of net equity	4,058
Associates | ADNOC Global Trading Ltd
Investments
Deduction for dividends	129
Share of profit of equity-accounted investments	120
Associates | Coral FLNG SA
Investments
Share of loss of equity-accounted investments	€ 40
Joint ventures | SeaCorridor Srl
Investments
Proportion of ownership interest in joint venture	50.10%
Deduction for dividends	€ 95
Share of profit of equity-accounted investments	49
Other changes	580
Capital gains from the fair value measurement of the business combination	414
Joint ventures | Saipem SpA
Investments
Share of profit of equity-accounted investments	56
Difference amount between market capitalization of investee and book value of corresponding fraction of net equity	193
Joint ventures | Mozambique Rovuma Venture SpA
Investments
Share of profit of equity-accounted investments	€ 47
Joint ventures | Doggerbank Offshore Wind Farm Project 3 Holdco Ltd
Investments
Proportion of ownership interest acquired	20.00%
Joint ventures | Vårgrønn AS
Investments
Additions and subscriptions	€ 42
Share of loss of equity-accounted investments	€ 50
Proportion of ownership interest in joint venture	65.00%
Joint ventures | Azule Energy Holdings Ltd
Investments
Deduction for dividends	€ 829
Share of profit of equity-accounted investments	653
Joint ventures | St. Bernard Renewables Llc
Investments
Additions and subscriptions	€ 882
Proportion of ownership interest acquired	50.00%
Share of loss of equity-accounted investments	€ 42